Cash Flow Information	12 Months Ended
Mar. 31, 2016
Cash Flow Information

4. Cash Flow Information

Cash payments during fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Cash payments:
Interest	¥88,385	¥76,755	¥77,321
Income taxes, net	32,831	83,462	31,046

Non-cash activities in fiscal 2014, 2015 and 2016 are as follows.

In fiscal 2014, 2015 and 2016, real estate under operating leases of ¥50,820 million, ¥4,042 million and ¥15,963 million, respectively, were recognized with the corresponding amounts of installment loans and investment in securities being derecognized as a result of acquiring real estate collateral. In fiscal 2014, other assets of ¥8,741 million were also recognized with the corresponding amounts of installment loans and investment in securities being derecognized as a result of acquiring real estate collateral.

In fiscal 2014, assets and liabilities were decreased by ¥155,918 million and ¥170,869 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation of certain VIEs which had been consolidated by a subsidiary. The derecognized assets mainly consist of installment loans and investment in securities, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions. In fiscal 2015, assets and liabilities decreased by ¥7,450 million and ¥9,279 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation of certain VIEs which had been consolidated by a subsidiary. The derecognized assets mainly consist of installment loans, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions. In fiscal 2016, assets and liabilities decreased by ¥7,234 million and ¥12,181 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation of certain VIEs which had been consolidated by a subsidiary. The derecognized assets mainly consist of installment loans, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.

As non-cash financing activities, ¥49,944 million of convertible bonds were converted to common stocks in fiscal 2014.

In addition, the Company and its subsidiaries recognized identifiable assets acquired and liabilities assumed at their fair values in connection with the acquisitions, details of which are provided in Note 3 “Acquisitions and divestitures.”